Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Apr. 19, 2016	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000143962
Average Annual Return [Line Items]
Line Graph and Table Measure Name				The Gold Bullion Strategy Fund
C000126480
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Gold Bullion Strategy Fund
Without Sales Load [Member] | C000143962
Average Annual Return [Line Items]
Average Annual Return, Percent		11.03%		17.65%	6.26%	4.24%
Without Sales Load [Member] | C000126480
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%		18.31%	6.89%		3.09%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%	15.05%	14.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		15.29%		24.56%	15.05%		12.86%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent		12.66%		20.62%	9.40%	6.85%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GSCI Gold Index
Average Annual Return, Percent		12.66%		20.62%	9.40%		4.96%